SPINNAKER ETF SERIES
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

November 5, 2019

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE:	Trajan Wealth Income Opportunities ETF, a series of the Spinnaker ETF Series
File Nos. 333-215942 and 811-22398
Ladies and Gentlemen:
Enclosed herewith for filing on behalf of the Trust, pursuant to: (i) the Securities Act of 1933 and Rule 485(a) thereunder; (ii) the Investment Company Act of 1940; and (iii) Regulation S-T, please find Post-Effective Amendment No. 27 to the Registration Statement of the Trust.
This amendment is being filed for the purpose of adding a new series of the Trust to the Registration Statement.  This amendment contains the Fund’s prospectus and statement of additional information, Part C, and the signature page.
If you have any questions concerning the foregoing, please contact the undersigned at 214-665-3685.

Yours truly,

/s/ Tanya Boyle
Tanya Boyle